Commitments and contingencies - Schedule Of Operating Lease Cost And Supplemental Cash Flow Information (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2019 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
Lease cost	¥ 62,003 [1]
ROU assets obtained in exchange for new lease liabilities	45,904
Operating cash flows	¥ 51,120

[1]	Lease cost for operating leases are included in Occupancy expenses on the consolidated statements of income.